Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments
Schedule of cash and cash equivalents

in k€	2025	2024
Cash at banks and on hand	184,461	302,825
Short-term deposits	75,000	—
Money market funds	159,056	3,562
Total	418,517	306,387

Schedule of other long term investments

The development of investments measured at fair value in accordance with IFRS 9 is shown below:

in k€	2025	2024
Balance at January 1	34,370	135,593
Additions	10,893	7,532
Reclassified as Held for Sale	(3,830)	—
Disposals	(1,918)	(69,370)
Fair value adjustments recognized in profit or loss	4,269	(34,310)
Adjustments to fair value, recognized in OCI	(1,144)	(5,075)
Balance at December 31	42,640	34,370

Summary of loan liabilities

				December 31,
				2025	2025	2024	2024
		Nominal interest	Maturity	Fair	Carrying	Fair	Carrying
Country of lender	Currency	Rate	until	Value	amount	Value	amount
				k€	k€	k€	k€
Germany	EUR	fixed interest rate of 0.80% to 2.00%	2026-2032	178,535	202,544	159,691	186,345
Germany	EUR	variable interest rate of 1.1% + 6M Euribor	2026	14,171	14,500	14,095	14,490
Germany	EUR	1.60%	2026-2027	40,855	42,193	54,195	58,608
Germany	EUR	1.20%	2029	3,304	3,495	4,243	4,571
Germany	EUR	1.40%	2031	12,399	13,366	14,442	15,912
Italy	EUR	1.30%	2026	114	117	236	243
Italy	EUR	variable interest rate of 4.50%	2027	190	188	315	314
France	EUR	fixed interest rate of 0.00% to 0.55%	2026-2029	—	—	6,029	7,075
				249,568	276,403	253,245	287,556

Schedule of lease liabilities

in k€	2025	2024
Current portion of lease obligations	22,182	19,563
Long-term lease obligations	149,104	132,301
	171,286	151,863

Schedule of amounts are recognised in profit and loss

in k€	2025	2024	2023
Depreciation expense of right-of-use assets	19,681	21,530	21,075
Interest expense on lease liability	4,623	4,727	5,831
Income from subleases	229	—	—
Expense relating to short-term leases	1,109	283	236
Expense for leases on an asset of low value	70	57	62
Total amount recognized in profit or loss	25,254	26,597	27,205

Schedule of reconciliation of cash flows from financing activities to the changes in financial liabilities

The following tables show the reconciliation of cash flow from financing activities to changes in financial liabilities in 2025 and 2024.

	Loans	Lease Obligations
	in k€	in k€
Balance as of January 1, 2025	287,556	151,864
Proceeds from issuance of loans	43,961	—
Repayments	(49,740)	(23,639)
Interest Paid	(4,093)	—
Cash flow from financing activities	(9,872)	(23,639)
Non-cash transactions:
Disposal of finance lease obligation	—	(197)
Foreign currency translation and other	1,000	(12,596)
Divestment of affiliated companies	(6,700)	—
Interest expense	4,419	4,623
Issue of finance lease obligation	—	51,231
Balance as of December 31, 2025	276,403	171,286

	Loans	Lease Obligations
	in k€	in k€
Balance as of January 1, 2024	437,058	189,140
Proceeds from issuance of loans	900	—
Repayments	(128,849)	(24,124)
Interest Paid	(5,920)	—
Cash flow from financing activities	(133,869)	(24,124)
Non-cash transactions:
Disposal of finance lease obligation	—	(27,604)
Foreign currency translation	—	6,027
Divestment of affiliated companies	—	(3,543)
Reclassification(1)	(21,700)	—
Interest expense	6,067	4,727
Issue of finance lease obligation	—	7,241
Balance as of December 31, 2024	287,556	151,864